--------------------------------------------------------------------------------

SEMI ANNUAL REPORT
APRIL 30, 2000








                                   [GRAPHIC]




                            U.S. TREASURY MONEY FUND


















                                                         THE CHAPMAN FUNDS, INC.

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Schedule Of Investments - April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------
(Showing Percentage of Total Value of Net Assets)

                                                                                 Principal           Value
                                                                                  Amount            (Note B)
                                                                              --------------    ---------------
U.S. GOVERNMENT - 51.6%

U.S. Treasury Bills 4.50%, Due 05/4/00                                       $   21,000,000    $   20,992,125
                                                                                                ---------------
                                                                                                   20,992,125
                                                                                                ---------------
REPURCHASE AGREEMENTS - 48.8%

Societe Generale, dated 04/28/00, 5.69% agreement to
repurchase at $9,827,657 on 05/01/00 (collateralized by
U.S. Treasury Notes, 7.500%, due 11/15/2001, $10,019,460
Market value)                                                                     9,823,000         9,823,000
Morgan Stanley, dated 04/28/00, 5.60% agreement to
repurchase at $10,004,666 on 05/01/00 (collateralized by
U.S. Treasury Notes, 8.750%, due 11/15/2008, $10,197,000
market value)                                                                    10,000,000        10,000,000
                                                                                                ---------------
                                                                                                   19,823,000
                                                                                                ---------------

Total Investment (Cost $40,815,125)* - 100.4%                                                      40,815,125
Other Assets and Liabilities - (0.4%)                                                                (181,389)
                                                                                                ---------------

NET ASSETS - 100.0%                                                                            $   40,633,736
                                                                                                ===============

*Cost for federal income tax purposes





See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Statement of Assets and Liabilities - April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value
(Including repurchase agreements of $19,823,000)
(Amortized cost $40,815,125)                                               $     40,815,125
Cash                                                                                    510
Interest Receivable                                                                   9,324
Other assets                                                                          9,938
                                                                             ---------------
Total assets                                                                     40,834,897
                                                                             ---------------

LIABILITIES:
Accrued expenses                                                                     39,589
Distribution payable                                                                161,572
                                                                             ---------------
Total liabilities                                                                   201,161
                                                                             ---------------

NET ASSETS                                                                 $     40,633,736
(Equivalent to $1.00 per share on 40,633,736  shares of common stock         ===============
outstanding)


NET ASSETS CONSIST OF:
Capital stock                                                              $         40,634
Paid-in-capital applicable to 40,633,766 shares outstanding                      40,593,102
                                                                             ---------------
Net assets                                                                 $     40,633,766
                                                                             ===============

NET ASSET VALUE PER SHARE                                                  $           1.00
                                                                             ===============





See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS - FOR SIX MONTHS ENDING APRIL 30, 2000 - (UNAUDITED)

INVESTMENT INCOME:
     Interest income                                                                             $       1,159,428
                                                                                                  ------------------
EXPENSES:
     Management and administrative fees                                                                    127,729
     Professional fees                                                                                      18,718
     Transfer and dividend disbursing agent's fees                                                          16,246
     Rating fees                                                                                            11,267
     Custodian fees                                                                                          9,892
     Director's fees                                                                                         2,424
     Other                                                                                                  17,098
                                                                                                  ------------------
        Total expenses before reimbursement                                                                203,374
     Reimbursement of expenses                                                                             (70,770)
                                                                                                  ------------------
        Net expenses                                                                                       132,604
                                                                                                  ------------------
INCREASE IN NET ASSETS FROM OPERATIONS                                                           $       1,026,824
                                                                                                  ==================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             Six months ended
                                                                              April 30, 2000          Year ended
                                                                                (Unaudited)        October 31, 1999
                                                                            ------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income                                                 $       1,026,824     $       3,622,465
                                                                            ------------------    ------------------
        Increase in net assets from operations                                     1,026,824             3,622,465
                                                                            ------------------    ------------------
DISTRIBUTION TO SHAREHOLDERS:
     From net investment income ($0.0242 and $.0415
     per share, respectively)                                                     (1,026,824)           (3,622,465)
                                                                            ------------------    ------------------
CAPITAL SHARE TRANSACTIONS ($1 PER SHARE):
     Shares sold                                                                  95,433,028           154,067,807
     Shares reinvested                                                               927,029             2,647,792
     Shares redeemed                                                            (171,767,077)         (117,153,832)
                                                                            ------------------    ------------------
        (Decrease)/increase in net assets from
        capital share transactions                                               (75,407,020)           39,561,767
                                                                            ------------------    ------------------
     Total (decrease)/increase in net assets during period                       (75,407,020)           39,561,767
NET ASSETS:
     Beginning of period                                                         116,040,756            76,478,989
                                                                            ------------------    ------------------
     End of period                                                         $      40,633,736     $     116,040,756
                                                                            ==================    ==================


See notes to financial statements

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Financial Highlights
--------------------------------------------------------------------------------
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE YEARS. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE FUND SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED ON AN INVESTMENT IN THE FUND (ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS). THIS INFORMATION HAS BEEN AUDITED FOR THE YEARS ENDED OCTOBER 31. IT SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES THERETO.

                                                                            FOR THE YEARS ENDED OCTOBER 31,
                                                         -----------------------------------------------------------------------
                                         Six months
                                           ended
                                          April 30,
                                            2000
                                         (Unaudited)         1999           1998           1997           1996           1995
                                       --------------    -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE:
     Beginning of period             $     1.0000      $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                       --------------    -----------    -----------    -----------    -----------    -----------

INVESTMENT OPERATIONS:
     Net investment income                 0.0242          0.0415         0.0477         0.0470         0.0464         0.0497
                                       --------------    -----------    -----------    -----------    -----------    -----------
          Total from investment
           Operations                      0.0242          0.0415         0.0477         0.0470         0.0464         0.0497
                                       --------------    -----------    -----------    -----------    -----------    -----------
DISTRIBUTIONS:
     From net investment income           (0.0242)        (0.0415)       (0.0477)       (0.0470)       (0.0464)       (0.0497)
                                       --------------    -----------    -----------    -----------    -----------    -----------
          Total distributions             (0.0242)        (0.0415)       (0.0477)       (0.0470)       (0.0464)       (0.0497)
                                       --------------    -----------    -----------    -----------    -----------    -----------
 NET ASSET VALUE END OF PERIOD       $     1.0000      $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                       ==============    ===========    ===========    ===========    ===========    ===========

TOTAL RETURN:                                2.44%(1)        4.24%          4.88%          4.80%          4.74%          5.09%

RATIOS TO AVERAGE NET ASSETS:
     Expenses(2)                             0.62%(3)        0.65%          0.65%          0.67%          0.75%          0.75%
     Expenses (prior to limitation)          0.95%(3)        0.80%          0.94%          0.93%          0.87%          0.97%
     Net investment income                   4.80%(3)        4.18%          4.75%          4.72%          4.63%          5.02%
SUPPLEMENTAL DATA:
     Net Assets  end of period
     (000 omitted)                        $40,633        $116,041        $76,479        $60,210        $55,129        $34,371


------------------------------------
(1) Total return for periods less than one year have not been annualized.
(2) Chapman Capital Management, Inc. (CCM), the Fund's investment adviser, has contractually agreed to limit annual expenses (excluding income, excises and other taxes and extraordinary expenses) in excess of .53% of average daily net assets effective March 17, 2000 until at least December 31, 2009. However, CCM's obligation is limited to the total of its advisory and administration fees. Prior to March 17, 2000, CCM agreed to limit the Fund's expenses to .65% of the average daily net assets on an annual basis.
(3) Annualized

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Notes to Financial Statements - April 30, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE A - GENERAL

The Chapman Funds, Inc. (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Company currently offers six series; The Chapman U.S. Treasury Money Fund, The Chapman Institutional Cash Management Fund, DEM Equity Fund, DEM Index Fund, DEM Multi-Manager Equity Fund, and DEM Multi-Manager Bond Fund. These financial statements pertain to the U.S. Treasury Money Fund (the "Fund").

The Fund is a diversified series that seeks to earn as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. The Fund invests solely in short-term direct obligations of the U.S. Government and repurchase agreements collateralized fully by direct obligations of the U.S. Government.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Security Valuation - The Fund uses the amortized cost method, which approximates market value, to value portfolio securities pursuant to Rule 2a-7 of the 1940 Act, provided the Fund complies with certain conditions. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization from date of purchase to date of maturity of any discount or premium.

Repurchase Agreements - The Fund's custodian takes possession, through the Federal Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation, however, the Fund might be delayed in, or prevented from, selling the collateral for its benefit.

Distributions to Shareholders - Dividends to shareholders of the Fund are declared daily from net investment income, which consists of accrued interest and earned discount (including both original issue and market discount), less amortization of premium and the accrued expenses applicable to the dividend period.

Federal Income Taxes - No provision for federal income taxes has been made since the Fund intends to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income.

Securities Transactions and Investment Income - Securities transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

Use of Estimates in the Preparation of Financial Statements - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and

THE CHAPMAN FUNDS, INC.
U.S. TREASURY MONEY FUND
Notes to Financial Statements - April 30, 2000
================================================================================

the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C - CAPITAL STOCK

The Company is authorized to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 1 billion shares are designated as U.S. Treasury Money Fund shares.

NOTE D - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES

Chapman Capital Management, Inc. ("CCM") acts as the investment adviser and administrator for the Fund. The investment advisory and administrative fees are based on the average daily net assets of the Fund computed at annual rates of
 .5% and .1%, respectively.

CCM also serves as Transfer and Dividend Disbursing Agent for the Fund pursuant to a Shareholder Services Agreement. For its services, CCM is compensated $18 per account subject to a monthly minimum of $1,500, excluding out-of-pocket expenses.

CCM, has contractually agreed to limit annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .53% of average daily net assets effective March 17, 2000. However, CCM's obligation is limited to the total of its advisory and administration fees. Prior to March 17, 2000, CCM agreed to limit the Fund's expenses to .65% of average daily net assets on an annual basis.

At April 30, 2000, approximately $11,000, was due from CCM pursuant to the above agreements.

NOTE E - DIRECTORS' FEES AND RELATED PARTIES

Certain officers and directors of the Company are "affiliated persons", as defined in the Investment Company Act of 1940, of the adviser. For the six months ended April 30, 2000, these "affiliated persons" did not receive any compensation from the Company.

Those directors who are not officers of the Company receive $1,000 compensation plus certain expenses from the Company for each Board of Directors meeting they attend.

================================================================================

 THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS
          WHO HAVE RECEIVED A COY OF THE U.S. TREASURY FUND PROSPECTUS







                                   [GRAPHIC]


                               INVESTMENT ADVISOR
                       TRANSFER AND DIVIDEND PAYING AGENT
                                       AND
                                ACCOUNTING AGENT:

                        CHAPMAN CAPITAL MANAGEMENT, INC.
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

                                   CUSTODIAN:

                                 UMB BANK, N.A.
                                928 GRAND AVENUE
                        KANSAS CITY, MISSOURI 64141-6226

                                  DISTRIBUTOR:

                               THE CHAPMAN COMPANY
                         WORLD TRADE CENTER - BALTIMORE
                        401 EAST PRATT STREET, 28TH FLOOR
                            BALTIMORE, MARYLAND 21202
                                 (410) 625-9656

                  FOR SHAREHOLDER INQUIRIES CALL 1-800-752-1013